Condensed Consolidated Balance Sheets (Parenthetical) - shares	Jun. 30, 2026	Dec. 31, 2025
General partners' capital account, units issued	640,278	640,278
General partners' capital account, units outstanding	640,278	640,278
Common units
Limited partners' capital account, units issued	33,660,342	33,660,342
Limited partners' capital account, units outstanding	33,660,342	33,660,342
Class B unit
Limited partners' capital account, units issued	252,405	252,405
Limited partners' capital account, units outstanding	252,405	252,405